CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 108,900,587	$ 15,572,577	¥ 57,768,053
Restricted cash	73,830,824	10,557,667	68,426,368
Receivables from online payment platforms	5,109,129	730,596	3,679,309
Short-term investments	313,407,682	44,816,702	273,791,856
Amounts due from related parties	10,205,128	1,459,314	7,569,180
Prepayments and other current assets	7,526,542	1,076,280	4,413,466
Total current assets	518,979,892	74,213,136	415,648,232
Non-current assets
Property, equipment and software, net	1,306,044	186,762	879,327
Intangible assets	15,387	2,200	19,170
Right-of-use assets	4,863,332	695,447	5,064,351
Deferred tax assets	171,959	24,590	15,998
Other non-current assets	104,707,713	14,973,004	83,407,238
Total non-current assets	111,064,435	15,882,003	89,386,084
Total Assets	630,044,327	90,095,139	505,034,316
Current liabilities (including amounts of the VIE and its subsidiaries without recourse to the primary beneficiary of RMB99,001,888 and RMB106,971,278 (US$15,296,690) as of December 31, 2024 and 2025, respectively)
Amounts due to related parties	1,086,540	155,373	801,859
Customer advances and deferred revenues	3,378,789	483,160	2,947,041
Payable to merchants	107,407,160	15,359,020	91,655,947
Accrued expenses and other liabilities	81,657,839	11,676,915	69,141,831
Merchant deposits	17,708,197	2,532,238	16,460,600
Convertible bonds, current portion			5,309,597
Lease liabilities	2,498,643	357,301	2,105,978
Total current liabilities	213,737,168	30,564,007	188,422,853
Non-current liabilities (including amounts of the VIE and its subsidiaries without recourse to the primary beneficiary of RMB443,132 and RMB520,081 (US$74,371) as of December 31, 2024 and 2025, respectively)
Lease liabilities	2,880,152	411,856	3,191,565
Deferred tax liabilities	41,851	5,985	106,774
Total non-current liabilities	2,922,003	417,841	3,298,339
Total liabilities	216,659,171	30,981,848	191,721,192
Commitments and contingencies
Shareholders' equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized, 5,568,585,848 and 5,693,585,848 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	182	26	180
Additional paid-in capital	125,767,661	17,984,536	117,829,308
Statutory reserves	1,338,261	191,369	237,680
Accumulated other comprehensive income	2,115,683	302,539	7,824,545
Retained earnings	284,163,369	40,634,821	187,421,411
Total shareholders' equity	413,385,156	59,113,291	313,313,124
Total liabilities and shareholders' equity	¥ 630,044,327	$ 90,095,139	¥ 505,034,316